EARNINGS PER SHARE ("EPS") (Narrative) (Details) - shares	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Earnings Per Share [Abstract]
Authorized share capital	23,000,000	19,000,000	19,000,000